Brown Advisory Emerging Markets Select Fund
Schedule of Investments
March 31, 2020 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 87.3%
China - 33.8%
18,655	51job, Inc. ADR*	1,145,230
714,025	AIA Group, Ltd.	6,393,837
60,898	Alibaba Group Holding, Ltd. ADR*	11,843,443
19,606	Autohome, Inc. ADR*	1,392,418
23,933	Baidu, Inc. ADR*	2,412,207
6,356	BeiGene, Ltd. ADR*	782,487
2,280,761	Brilliance China Automotive Holdings, Ltd.	1,857,261
3,681,000	China Construction Bank Corp.	2,992,090
159,392	China International Travel Service Corp., Ltd.	1,492,874
686,679	China Mengniu Dairy Co., Ltd.	2,368,163
589,454	China Merchants Bank Co., Ltd.	2,637,083
320,500	China Mobile, Ltd.	2,401,917
223,418	China Resources Gas Group Ltd.	1,121,169
3,938,000	China Resources Power Holdings Co., Ltd.	4,318,956
4,253,811	Dongfeng Motor Group Co., Ltd.	2,769,700
206,875	ENN Energy Holdings, Ltd.	2,004,049
6,670,955	Huadian Power International Corp., Ltd.	1,976,162
2,403,000	Industrial & Commercial Bank of China, Ltd.	1,639,276
7,442,000	Lenovo Group, Ltd.	3,942,343
437,884	Longfor Group Holdings, Ltd.	2,107,490
29,832	Luckin Coffee, Inc. ADR*	811,132
1,475,090	MGM China Holdings, Ltd.	1,491,340
131,500	Midea Group Co., Ltd.	889,867
16,479	New Oriental Education & Technology Group, Inc. ADR*	1,783,687
680,200	Ping An Bank Co., Ltd.	1,216,808
402,604	Ping An Insurance Group Co. of China, Ltd.	3,931,936
736,925	Shimao Property Holdings Ltd.	2,553,904
60,398	TAL Education Group ADR*	3,216,798
198,592	Tencent Holdings, Ltd.	9,815,929
119,489	Tencent Music Entertainment Group ADR*	1,202,059
79,281	Trip.com Group, Ltd. ADR*	1,859,139
100,560	WuXi AppTec Co., Ltd.	1,222,395
		87,593,149
Czech Republic - 1.0%
157,385	CEZ A/S	2,567,472
Hungary - 0.4%
34,081	OTP Bank	977,590
India - 8.9%
538,484	Aurobindo Pharma, Ltd.	2,905,755
55,116	Bajaj Auto, Ltd.	1,469,465
31,955	Bajaj Finance, Ltd.	933,950
1,383,541	Bharat Electronics, Ltd.	1,355,764
220,883	Cyient, Ltd.	667,233
120,330	Escorts, Ltd.	1,046,114
112,285	Godrej Properties, Ltd.*	893,173
117,876	HDFC Bank, Ltd.	1,343,332
350,131	ICICI Bank, Ltd.	1,523,588
53,444	Kotak Mahindra Bank, Ltd.	912,226
2,803,747	NTPC, Ltd.	3,118,465
207,683	Oberoi Realty, Ltd.	911,528
3,756,679	Punjab National Bank*	1,605,418
56,576	PVR, Ltd.	884,637
168,122	Reliance Industries Ltd.	2,451,594
435,486	State Bank of India*	1,131,229
		23,153,471
Indonesia - 1.8%
1,340,352	Bank Central Asia Tbk PT	2,258,385
3,149,800	Bank Mandiri Persero Tbk PT	895,526
8,785,206	Bank Rakyat Indonesia Persero Tbk PT	1,611,252
		4,765,163
Malaysia - 0.7%
4,060,600	Genting Malaysia Bhd	1,883,368
Philippines - 0.7%
840,737	Universal Robina Corp.	1,719,730
Russia - 3.2%
81,405	LUKOIL PJSC ADR	4,884,300
864,286	Rosneft Oil Co. PJSC GDR	3,516,780
		8,401,080
Singapore - 2.4%
193,420	DBS Group Holdings, Ltd.	2,523,773
1,605,508	Wilmar International, Ltd.	3,630,709
		6,154,482
South Africa - 0.2%
266,889	Sasol, Ltd.	552,852
South Korea - 13.8%
143,180	DB Insurance Co., Ltd.	4,057,064
59,550	Hana Financial Group, Inc.	1,120,351
74,733	Hankook Tire & Technology Co., Ltd.	1,180,159
4,329	Hugel, Inc.*	1,192,303
125,039	KB Financial Group, Inc.	3,516,600
37,575	Korea Shipbuilding & Offshore Engineering Co., Ltd.*	2,387,766
1,875	LG Household & Health Care, Ltd.	1,717,477
36,799	POSCO	4,842,300
283,350	Samsung Electronics Co., Ltd.	11,017,078
88,580	Shinhan Financial Group Co., Ltd.	2,072,260
39,889	SK Hynix, Inc.	2,696,658
		35,800,016
Taiwan - 12.5%
469,000	Catcher Technology Co., Ltd.	3,000,126
325,220	Chroma ATE, Inc.	1,325,720
2,277,000	Compal Electronics, Inc.	1,299,702
140,262	Globalwafers Co., Ltd.	1,566,778
1,651,000	Hon Hai Precision Industry Co., Ltd.	3,801,044
1,781,406	Lite-On Technology Corp.	2,423,419
252,298	MediaTek, Inc.	2,707,972
1,548,248	Taiwan Semiconductor Manufacturing Co., Ltd.	13,937,818
1,058,856	Uni-President Enterprises Corp.	2,291,806
		32,354,385
Thailand - 1.2%
439,600	Bangkok Bank PCL NVDR	1,342,147
884,700	Siam Commercial Bank PCL NVDR	1,860,808
		3,202,955
Turkey - 1.4%
1,874,870	Akbank T.A.S.*	1,574,307
276,589	Ford Otomotiv Sanayi A.S.	2,053,903
		3,628,210
United Arab Emirates - 1.0%
2,045,150	Abu Dhabi Commercial Bank PJSC	2,552,489
United Kingdom - 1.9%
223,980	Antofagasta PLC	2,139,105
517,254	Standard Chartered PLC	2,859,784
		4,998,889
United States - 2.4%
71,754	Cognizant Technology Solutions Corp.	3,334,408
337,179	Flex, Ltd.*	2,823,874
		6,158,282
Total Common Stocks (Cost $277,701,603)		226,463,583

Preferred Stocks - 1.9%
Brazil - 1.2%
1,847,496	Cia Energetica de Minas Gerais	3,160,878
South Korea - 0.7%
41,975	Hyundai Motor Co.	1,760,430
Total Preferred Stocks (Cost $9,217,102)		4,921,308

Real Estate Investment Trusts - 1.0%
China - 1.0%
294,666	Link REIT	2,483,586
Total Real Estate Investment Trusts (Cost $2,996,985)		2,483,586

Exchange Traded Funds - 1.5%
United States - 1.5%
66,586	iShares MSCI All Country Asia ex Japan Exchange Traded Fund	3,976,516
Total Exchange Traded Funds (Cost $3,739,951)		3,976,516

Short-Term Investments - 0.1%
Money Market Funds - 0.1%
236,757	First American Government Obligations Fund - Class Z, 0.39%#	236,757
Total Short-Term Investments (Cost $236,757)		236,757
Total Investments - 91.8% (Cost $293,892,398)		238,081,750
Other Assets in Excess of Liabilities - 8.2%		21,358,177
NET ASSETS - 100.0%		$259,439,927

* Non-Income Producing
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's investments were categorized as follows:

	Level 1	Level 2	Level 3
Common Stocks	$41,007,962	$185,455,621	$-
Preferred Stocks	3,160,878	1,760,430	-
Real Estate Investment Trusts	-	2,483,586	-
Exchange Traded Funds	3,976,516	-	-
Short-Term Investments	236,757	-	-
Total Investments	$48,382,113	$189,699,637	$-